BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	108,734	-
Convertible notes	17,680	-
Total common stock equivalents	63,216,414	-

Continuing Operations [Member]
SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue disaggregated by type for the nine ended September 30, 2023 and 2022:

	Nine Months Ended
	September 30,
	2023	2022
Product sales	$935,209	$-
Waste collection and disposal	4,633,015	2,823,911
Total revenue	$5,568,224	$2,823,911